UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRVAX Virginia Tax-Free Bond
Fund –
.
TFBVX Virginia Tax-Free Bond
Fund–
.
I Class

T. ROWE PRICE Virginia Tax-Free Bond Fund
HIGHLIGHTS
The tax-exempt bond market experienced a significant downturn amid a surge in
Treasury yields during the 12-month period ended February 28, 2023.
The Virginia Tax-Free Bond Fund produced negative results and underperformed its Lipper peer group average over the 12-month period.
The fund maintained significant positions in revenue-backed health care and transportation bonds.
The market downturn has pushed municipal yields to their highest levels in more than a decade, offering investors more attractive income potential and some cushion against a further rise in rates.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Virginia Tax-Free Bond Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes declined during your fund’s fiscal year, the 12-month period ended February 28, 2023, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth. The downturn was most pronounced in the first half of the period, with many sectors partially rebounding over the final six months as recession fears receded somewhat.
For the 12-month period, value shares declined but generally outperformed growth stocks as rising interest rates put downward pressure on growth stock valuations. European equities outperformed most other regions, and emerging markets stocks generally underperformed shares in developed markets. Meanwhile, most currencies weakened versus the U.S. dollar over the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a bright spot, gaining more than 20%
as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over supply shortages. Conversely, communication services and consumer discretionary shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by period-end. January’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 6.4% on a 12-month basis, the lowest level since October 2021 but still well above the Federal Reserve’s 2%
long-term target.
In response to the high inflation readings, the Fed raised its short-term lending benchmark from near zero in March 2022 to a target range of 4.50% to 4.75%
by the end of the period, the highest since 2007. The Fed stepped down to a
25-basis-point increase in February after a series of historically large 75-basis-
point hikes in 2022, but policymakers indicated that further rate increases are needed to curb inflation.
Bond yields increased considerably across the U.S. Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year note climbing from 1.83% at the start of the period to 3.92% at the end of February.
Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity
Treasuries experienced the largest yield increases. The sharp increase in yields led to historically weak results across the fixed income market. Municipal bonds were pressured by higher Treasury yields, but the tax-free sector held

T. ROWE PRICE Virginia Tax-Free Bond Fund

up better than Treasuries during the period. Although municipals experienced outflows, a drop in new issuance amid higher borrowing costs provided technical support.
As the period came to an end, the economic backdrop appeared mixed.
Corporate earnings declined 4.6% in the fourth quarter for the year-over-
year period, according to FactSet, the first decline in earnings since the third quarter of 2020. However, the U.S. jobs market remained resilient, with the unemployment rate reaching its lowest level since 1969, and corporate and household balance sheets appeared strong. Moreover, China’s decision near the end of 2022 to ease its strict pandemic-related restrictions spurred hopes that the reopening of the world’s second-largest economy would boost global growth.
While the U.S. economy has so far managed to avoid a recession, we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Virginia Tax-Free Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Virginia Tax-Free Bond Fund returned -7.08% for the 12 months ended
February 28, 2023, underperforming the fund’s peer group, the Lipper Virginia
Municipal Debt Funds Average, which returned -6.83%. (Returns for I Class shares varied slightly, reflecting their different fee structure. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
The tax-exempt bond
market faced a historically
difficult period over the past
12 months amid elevated
volatility in Treasury yields,
and the sharp rise in interest
rates also weighed on your
fund’s total return. The
market stabilized somewhat
over the past six months, although continued uncertainty about the path of interest rates limited the recovery.
Within the portfolio, our longer relative duration detracted from performance during the rising rate environment. Our overweight in bonds with maturities of 20 years and longer also was a negative factor. We have had a longtime preference for these securities because of their attractive risk/return characteristics, but they were among the weakest performers during the past year as longer-term yields increased.
Relative to our national benchmark, the fund’s structural underweight to general obligation bonds and an overweight to revenue-backed debt, as well as allocations within the revenue subsectors, hampered results. Our overweight to hospitals was a detractor as credit spreads in the sector widened. Security selection of toll road securities also weighed on results.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/28/23 6 Months 12 Months
Virginia Tax-Free Bond
Fund –
.
0.03% -7.08%
Virginia Tax-Free Bond
Fund–
.
I  Class 0.09 -6.95
Lipper Virginia Municipal
Debt Funds Average -0.04 -6.83

T. ROWE PRICE Virginia Tax-Free Bond Fund

On the positive side, the portfolio benefited from an overweight allocation to prerefunded bonds as these higher-quality bonds outperformed.
How is the fund positioned?
Within the revenue sector, health care and transportation were our largest allocations at period-end and represented nearly half of the fund’s net assets.
Although recent performance in these sectors was hurt by a widening of credit spreads amid record outflows from the tax-exempt asset class, we continue to believe that securities in these sectors offer superior incremental yield along with strong fundamental credit profiles.
Hospitals could face challenges in the near term from continued cost pressures.
However, in our view, Virginia has a very high-quality hospital system that should be able to successfully navigate this environment. Our outlook on toll-
backed bonds remained positive due to fundamental factors, including steady government support for managed lane projects, operators’ generally solid pricing power, and the resilience of toll road usage in recent years versus public transit options.
We increased our allocations to the education, leasing, and housing sectors since our last report six months ago. The portfolio’s purchases included bonds from Virginia Public Schools and the Virginia Housing Development
Authority. We also held a position in bonds from Puerto Rico, which provide income that is tax-exempt in all 50 states. The commonwealth’s general obligation debt successfully exited bankruptcy in March 2022, and we believe the fundamental backdrop for the island’s debt is solid. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
We reduced our allocation to prerefunded bonds over the past six months and redeployed some of these assets to longer-dated securities that offered better relative value.
The fund remains a high-quality portfolio with 62% of assets invested in AAA or AA securities and 12% invested in A rated bonds. Because of the more attractive valuations that were available during the market downturn, we were able to focus on adding highly rated securities at higher yields without needing to negatively impact the overall credit quality fundamentals of the portfolio.
Virginia’s credit ratings—AAA at all three major rating agencies—were unchanged during the period and reflect the state’s relatively favorable fiscal position and strong economic fundamentals.

T. ROWE PRICE Virginia Tax-Free Bond Fund

In our view, Virginia is coming out of the pandemic in a strong position.
General fund revenues through the first seven months of fiscal year (FY) 2023 were 4.5% higher than FY2022. Relative to the December forecast, general fund revenues are $79 million ahead of expectations.
Virginia’s fundamental
economic profile remains
strong, and growth prospects
over the long term are
solid, with above-average
population growth and high
education levels. However,
Virginia lags its highly rated
peers in terms of pension
funding. According to the
latest data, the pension
system was funded at 88%.
What is portfolio
management’s outlook?
Municipal bonds, like most
areas of fixed income,
struggled considerably last
year in the face of inflation
pressures and aggressive
monetary tightening by the
Fed. While this environment
delivered disappointing performance results to bondholders, it also pushed yields to their highest levels in more than a decade, offering investors more attractive income potential and some cushion against a further rise in rates.
Despite substantial macroeconomic headwinds, the market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged municipal bond issuers. These factors, in our view, should help buffer credit ratings in a recession if one transpires. Within that context, credit spreads unsurprisingly widened in 2022 as economic growth slowed, with some sectors experiencing more material weakness in their credit profiles. We expect spreads to widen
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Virginia Tax-Free Bond Fund

T. ROWE PRICE Virginia Tax-Free Bond Fund

further if the economy contracts, potentially increasing opportunities to identify mispriced bonds through in-depth credit research.
This backdrop of higher yields, wider credit spreads, and generally solid fundamentals should, in our view, draw investors back to the municipal market in 2023. While we see potential for industrywide outflows to persist until interest rate volatility shows a more sustained moderation, we ultimately anticipate constructive technical conditions over the near term, bolstered by expected coupon reinvestments and below-average issuance levels.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve the fund’s shareholders well over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Virginia Tax-Free Bond Fund

RISKS OF INVESTING IN FIXED INCOME SECURITIES
Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. The fund is less diversified than one investing nationally. Some income may be subject to state and local taxes and the federal alternative minimum tax.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg Municipal Bond Index are service
marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.

T. ROWE PRICE Virginia Tax-Free Bond Fund

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Virginia Tax-Free Bond Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
VIRGINIA TAX-FREE BOND FUND
Note: Performance for the I Class shares will vary due to their differing fee structure. See the
Average Annual Compound Total Return table.

T. ROWE PRICE Virginia Tax-Free Bond Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Periods Ended 2/28/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Virginia Tax-Free Bond
Fund –
.
-7.08% 1.10% 1.80% – –
Virginia Tax-Free Bond
Fund–
.
I  Class -6.95 1.21 – 1.20% 7/6/17
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results. When assessing performance, investors should consider both short- and long-term returns.
Virginia Tax-Free Bond Fund 0.51%
Virginia Tax-Free Bond Fund–I Class 0.40
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Virginia Tax-Free Bond Fund

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
He
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Virginia Tax-Free Bond Fund

QUARTER-END RETURNS
VIRGINIA TAX-FREE BOND FUND
Beginning
Account Value
9/1/22
Ending
Account Value
2/28/23
Expenses Paid
During Period*
9/1/22 to 2/28/23
Investor Class
Actual $1,000.00 $1,000.30 $2.73
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.07   2.76
I Class
Actual   1,000.00   1,000.90   2.13
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.66   2.16
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.55%, and
the
2
I Class was 0.43%.
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Virginia Tax-Free Bond
Fund –
.
-10.31% 0.74% 1.83% – –
Virginia Tax-Free Bond
Fund–
.
I  Class -10.19  0.84  – 1.13% 7/6/17
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I Class shares, 1-800-638-7890 .
This table provides returns net of expenses through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Virginia Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 12 .09 $ 12 .34 $ 12 .49 $ 11 .80 $ 11 .82
Investment activities
Net investment income
(1)(2)
0 .30 0 .27 0 .30 0 .33 0 .37
Net realized and unrealized gain/
loss ( 1 .16 ) ( 0 .24 ) ( 0 .15 ) 0 .69 ( 0 .03 )
Total from investment activities ( 0 .86 ) 0 .03 0 .15 1 .02 0 .34
Distributions
Net investment income ( 0 .30 ) ( 0 .27 ) ( 0 .30 ) ( 0 .33 ) ( 0 .36 )
Net realized gain —
(3)
( 0 .01 ) — —
(3)
—
Total distributions ( 0 .30 ) ( 0 .28 ) ( 0 .30 ) ( 0 .33 ) ( 0 .36 )
NET ASSET VALUE
End of period $ 10 .93 $ 12 .09 $ 12 .34 $ 12 .49 $ 11 .80

T. ROWE PRICE Virginia Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
( 7 .08 ) % 0 .20% 1 .24% 8 .80% 2 .97%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .56% 0 .51% 0 .50% 0 .51% 0 .51%
Net expenses after waivers/
payments by Price Associates 0 .56% 0 .51% 0 .50% 0 .51% 0 .51%
Net investment income 2 .72% 2 .18% 2 .45% 2 .74% 3 .10%
Portfolio turnover rate 30 .2% 15 .6% 22 .1% 10 .0% 14 .0%
Net assets, end of period (in
millions) $675 $1,045 $1,299 $1,254 $1,106
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Virginia Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 12 .09 $ 12 .34 $ 12 .49 $ 11 .80 $ 11 .82
Investment activities
Net investment income
(1)(2)
0 .32 0 .29 0 .31 0 .34 0 .38
Net realized and unrealized gain/
loss ( 1 .17 ) ( 0 .24 ) ( 0 .15 ) 0 .70 ( 0 .02 )
Total from investment activities ( 0 .85 ) 0 .05 0 .16 1 .04 0 .36
Distributions
Net investment income ( 0 .31 ) ( 0 .29 ) ( 0 .31 ) ( 0 .35 ) ( 0 .38 )
Net realized gain —
(3)
( 0 .01 ) — —
(3)
—
Total distributions ( 0 .31 ) ( 0 .30 ) ( 0 .31 ) ( 0 .35 ) ( 0 .38 )
NET ASSET VALUE
End of period $ 10 .93 $ 12 .09 $ 12 .34 $ 12 .49 $ 11 .80

T. ROWE PRICE Virginia Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
( 6 .95 ) % 0 .31% 1 .34% 8 .91% 3 .07%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .42% 0 .40% 0 .41% 0 .41% 0 .41%
Net expenses after waivers/
payments by Price Associates 0 .42% 0 .40% 0 .41% 0 .41% 0 .41%
Net investment income 2 .86% 2 .29% 2 .55% 2 .82% 3 .19%
Portfolio turnover rate 30 .2% 15 .6% 22 .1% 10 .0% 14 .0%
Net assets, end of period (in
thousands) $588,394 $628,110 $342,628 $329,479 $184,949
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Virginia Tax-Free Bond Fund
February 28, 2023

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Westrock  — 8
Total Common Stocks (Cost $15) 8
MUNICIPAL SECURITIES 98.9%
ALABAMA 0.1%
Columbia Ind. Dev. Board, Series A, VRDN, 2.45%, 12/1/37  900 900
900
DISTRICT OF COLUMBIA 11.5%
Metropolitan Washington Airports Auth., 5.00%, 10/1/35  (1) 4,360 4,552
Metropolitan Washington Airports Auth., 5.00%, 10/1/36  (1) 3,380 3,512
Metropolitan Washington Airports Auth., 5.00%, 10/1/37  (1) 3,100 3,211
Metropolitan Washington Airports Auth., Series 2020A, 4.00%,
10/1/38  (1) 3,020 2,924
Metropolitan Washington Airports Auth., Series 2021A, 4.00%,
10/1/38  (1) 3,960 3,835
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37  (1) 3,345 3,263
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/41  (1) 1,415 1,346
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31  (1) 5,000 5,517
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35  (1) 2,000 2,163
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/36  (1) 5,195 5,494
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38  (1) 5,930 6,175
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43  (1) 7,185 7,366
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/44  (1) 13,930 14,386
Metropolitan Washington Airports Auth., Series B, 4.00%, 10/1/37  2,470 2,493
Metropolitan Washington Airports Auth., Series B, 4.00%, 10/1/38  2,565 2,585
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/33  (1) 6,450 6,647
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/35  (1) 7,000 7,181
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/46  (1) 10,000 10,364
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/33  550 599
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/35  1,000 1,078

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/36  1,000 1,069
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/38  2,000 2,111
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/39  1,350 1,417
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  14,965 15,599
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,875 2,107
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  5,000 5,468
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/45  12,580 13,419
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/31  3,125 3,382
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/32  940 1,017
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/32  1,575 1,703
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/33  1,750 1,890
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  1,000 1,046
144,919
FLORIDA 0.1%
Jacksonville, PCR, Power & Light Project, VRDN, 2.40%, 5/1/29  1,200 1,200
1,200
IOWA 0.2%
Iowa Fin. Auth., Unity Point Health, Series F, VRDN, 2.35%, 7/1/41  2,900 2,900
2,900
NORTH CAROLINA 0.0%
North Carolina Medical Care Commission, Moses Cone Health
Systems, Series B, VRDN, 2.33%, 10/1/35 (Tender 3/13/23)  550 550
550
PUERTO RICO 5.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (2) 3,978 1,711
Puerto Rico Commonwealth, GO, VR, 11/1/51  (2)(3) 4,925 2,149
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35  (4) 2,545 2,533
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47  (4) 1,250 1,202
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  435 409

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,676 952
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  4,905 4,385
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  2,151 1,878
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  2,378 2,027
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  1,366 1,124
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  727 729
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,451 1,472
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,263 2,335
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,490 2,594
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  2,384 2,504
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (3)(5) 30 21
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36  (3)(5) 2,775 1,991
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27  (3)
(5) 365 254
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30  (3)
(5) 1,100 767
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (3)
(5) 50 35
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27  (3)
(5) 105 73
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28  (3)
(5) 115 80
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (3)(5) 150 102
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (3)(5) 600 415
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (3)(5) 195 135
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (3)(5) 240 166
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (3)(5) 30 21
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28  (3)(5) 1,420 983
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (3)(5) 145 101
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (3)(5) 125 86
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (3)(5) 55 38
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (3)(5) 145 101
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (3)(5) 115 81
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (3)(5) 35 24
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (3)(5) 65 44
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19  (3)(5) 630 429
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (3)(5) 50 35

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (3)(5) 550 376
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (3)(5) 140 97
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (3)(5) 50 35
Puerto Rico Highway & Transportation Auth., Restructured,
Series C, STEP, 0.00%, 7/1/53  1,100 608
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  11,203 10,014
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  8,955 8,286
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  13,359 12,106
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  1,500 1,337
66,845
TEXAS 0.1%
Harris County Cultural Ed. Fac. Fin., Methodist Health, Series C-2,
2.60%, 3/1/23  1,050 1,050
1,050
VIRGINIA 81.6%
Albemarle County Economic Dev. Auth., Sentara Martha Jefferson
Hosp., Series B, VRDN, 2.30%, 10/1/48  11,510 11,510
Albemarle County Economic Dev. Auth., Westminster-Canterbury
Blue Ridge, 4.00%, 6/1/49  2,800 2,253
Alexandria IDA, Episcopal High School, 4.00%, 1/1/25  410 416
Alexandria IDA, Episcopal High School, 4.00%, 1/1/26  425 431
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30  265 269
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35  1,500 1,517
Alexandria IDA, Episcopal High School, 4.00%, 1/1/36  1,000 1,007
Alexandria IDA, Episcopal High School, 4.00%, 1/1/40  2,500 2,431
Alexandria IDA, Episcopal High School, Series C, 3.00%, 1/1/51  6,260 4,592
Alexandria IDA, Episcopal High School, Series C, 4.00%, 1/1/46  2,200 2,057
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25)  (6) 1,995 2,095
Alexandria IDA, Goodwin House, 5.00%, 10/1/45 (Prerefunded
10/1/25)  (6) 7,540 7,917
Alexandria IDA, Goodwin House, 5.00%, 10/1/50 (Prerefunded
10/1/25)  (6) 1,000 1,050
Arlington County, GO, 4.00%, 6/15/33  3,025 3,208
Arlington County, GO, 4.00%, 6/15/36  8,585 8,870
Arlington County, GO, 4.00%, 6/15/37  2,835 2,911
Arlington County, GO, 5.00%, 6/15/40  1,710 1,917
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  18,280 15,565
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/38  1,700 1,652
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/45  17,810 16,576
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/30  500 558

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  600 668
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  755 826
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/36  1,625 1,759
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/37  2,050 2,203
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/34  550 560
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/44  3,000 3,041
Capital Region Airport Commission, Series A, 4.00%, 7/1/24  1,000 1,002
Capital Region Airport Commission, Series A, 4.00%, 7/1/35  700 705
Capital Region Airport Commission, Series A, 4.00%, 7/1/38  850 840
Capital Region Airport Commission, Series A, 5.00%, 7/1/23  600 603
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25  (4) 340 338
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35  (4) 1,220 1,209
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45  (4) 2,185 2,146
Chesapeake Bay Bridge & Tunnel Dist., First Tier, 5.00%,
7/1/41  (7) 11,670 11,838
Chesapeake Bay Bridge & Tunnel Dist., General Resolution,
5.50%, 7/1/25  (8)(9) 6,270 6,468
Chesapeake Expressway Toll Road, Series A, 5.00%, 7/15/47  10,470 10,472
Chesapeake Expressway Toll Road, Series B, STEP, 0.00%,
7/15/40  3,875 3,936
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 4.00%,
7/1/39  1,800 1,740
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/31  1,490 1,628
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/36 (Prerefunded 10/1/24)  (6) 7,060 7,366
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/42 (Prerefunded 10/1/24)  (6) 4,350 4,538
Fairfax County Economic Dev. Auth., Green Bond County
Facilities, 4.00%, 10/1/40  1,595 1,614
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/42  9,000 9,478
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/34 (Prerefunded 4/1/26)  (6) 55 57
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/35 (Prerefunded 4/1/26)  (6) 1,200 1,235
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,,
4.00%, 4/1/35 (Prerefunded 4/1/26)  (6) 4,565 4,712
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 4.50%,
12/1/32 (Prerefunded 12/1/23)  (6) 3,550 3,583
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/32 (Prerefunded 12/1/23)  (6) 45 46
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/42 (Prerefunded 12/1/23)  (6) 2,120 2,148

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/47 (Prerefunded 12/1/23)  (6) 4,010 4,062
Fairfax County Economic Dev. Auth., Wiehle Ave Metrorail Station,
5.00%, 8/1/34  2,000 2,274
Fairfax County IDA, Inova Health System, 4.00%, 5/15/44  13,160 12,507
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  7,915 7,522
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48  9,840 9,205
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44  18,335 18,470
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36  4,105 4,412
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/37  4,310 4,602
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38  3,040 3,236
Fairfax County Sewer, 5.00%, 7/15/44  5,650 6,007
Fairfax County Sewer, Series A, 4.00%, 7/15/51  5,000 4,739
Fairfax County Sewer, Series A, 5.00%, 7/15/46  9,390 10,408
Fairfax County Water Auth., 5.00%, 4/1/44  4,720 4,992
Fairfax County Water Auth., 5.00%, 4/1/45  4,230 4,468
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43)  (7) 15,400 16,088
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/29  1,600 1,629
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  425 432
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,250 1,270
Fredericksburg Economic Dev. Auth., Medicorp Health System,
Series ME, 5.25%, 6/15/23  2,600 2,613
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/29 (Prerefunded 6/15/25)  (6) 3,750 3,904
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/30 (Prerefunded 6/15/25)  (6) 1,500 1,562
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25)  (6) 2,000 2,082
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/32 (Prerefunded 6/15/25)  (6) 5,630 5,861
Hampton Roads Sanitation Dist., Series A, 4.00%, 10/1/38  1,690 1,692
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  16,965 17,849
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48 (Prerefunded 1/1/28)  (6) 6,445 7,102
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,010 1,860

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42  2,850 3,031
Hampton Roads Transportation Accountability Commission,
Series A, 5.25%, 7/1/60  11,960 13,013
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28)  (6) 10,785 12,127
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/50  4,025 4,327
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/26  (4) 1,505 1,450
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/27  (4) 1,565 1,483
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/30  (4) 255 229
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/31  (4) 625 551
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/40  (4) 4,135 3,203
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/47  (4) 4,510 3,218
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/38  700 672
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/48  4,035 3,629
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/51  4,525 4,030
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/37  2,900 2,849
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/42  1,125 1,182
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/47  1,565 1,624
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/52  4,640 4,788
Henrico County Water & Sewer, 4.00%, 5/1/34 (Prerefunded
5/1/23)  (6) 4,260 4,266
Henrico County Water & Sewer, 5.00%, 5/1/42 (Prerefunded
5/1/26)  (6) 3,340 3,546
James City County Economic Dev. Auth., 4.00%, 6/1/41  3,120 2,376
James City County Economic Dev. Auth., 4.00%, 6/1/47  6,700 4,751
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/35  1,015 873
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/40  1,155 911
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/50  1,860 1,337
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43 (Prerefunded 6/1/23)  (6) 2,734 2,750
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31  850 804
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/38  680 585

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/42  1,120 907
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/48  2,310 1,756
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/34  2,085 2,299
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/35  1,105 1,213
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/38  1,000 1,078
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43  2,240 2,398
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/48  1,500 1,597
Loudoun County, Series A, GO, 4.00%, 12/1/39  7,010 7,101
Loudoun County Economic Dev. Auth., Series A, 4.00%, 12/1/39  2,125 2,156
Loudoun County Economic Dev. Auth., Series A, 4.00%, 12/1/40  2,125 2,144
Loudoun County Economic Dev. Auth., Series A, 4.00%, 10/1/52  6,075 5,758
Loudoun County Economic Dev. Auth., Howard Hughes Medical,
Zero Coupon, 7/1/49  5,000 1,556
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/37  1,650 1,566
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/41  1,000 926
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/55  10,395 9,132
Lynchburg Economic Dev. Auth., Central Health, Series A, 5.00%,
1/1/24  640 645
Lynchburg Economic Dev. Auth., Central Health, Series B, VRDN,
2.33%, 1/1/47  8,400 8,400
Madison County IDA, Woodberry Forest School, 3.00%, 10/1/50  11,000 8,320
Manassas Park Economic Dev. Auth., Virginia Project, 4.00%,
12/15/38  500 498
Manassas Park Economic Dev. Auth., Virginia Project, 4.00%,
12/15/39  500 494
Manassas Park Economic Dev. Auth., Virginia Project, 4.00%,
12/15/40  500 489
Mosaic Dist. CDA, Series A, 4.00%, 3/1/27  1,000 1,036
Mosaic Dist. CDA, Series A, 4.00%, 3/1/33  1,400 1,445
Mosaic Dist. CDA, Series A, 4.00%, 3/1/34  1,730 1,776
Mosaic Dist. CDA, Series A, 4.00%, 3/1/35  2,000 2,038
Mosaic Dist. CDA, Series A, 4.00%, 3/1/36  1,820 1,843
Newport News Economic Dev. Auth., Lifespire, 5.00%, 12/1/38  6,060 5,886
Norfolk, Series A, GO, 5.00%, 10/1/41 (Prerefunded 10/1/26)  (6) 1,050 1,126
Norfolk, Series A, GO, 5.00%, 10/1/46 (Prerefunded 10/1/26)  (6) 2,300 2,467
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/42  125 121
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/48  5,500 5,190
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  2,000 2,181
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  2,865 2,710
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  480 410
Norfolk Water, Series A, 5.25%, 11/1/44  17,250 17,673

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Prince Edward County IDA, Hampden Sydney, 4.50%, 9/1/52  1,500 1,477
Prince Edward County IDA, Hampden Sydney, 4.50%, 9/1/57  1,000 975
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37  4,000 3,507
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46  4,405 3,570
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  17,405 19,210
Roanoke Economic Dev. Auth., Lutheran Homes Brandon Oaks,
6.625%, 12/1/44 (Prerefunded 12/1/23)  (6) 3,900 3,995
Rockingham County Economic Dev. Auth., Sentara RHM Medical
Center, Series A, 3.00%, 11/1/46  17,595 13,244
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 4.00%, 12/1/33  550 508
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 4.00%, 12/1/34  2,000 1,832
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 5.00%, 12/1/39  2,000 2,001
Spotsylvania County Water & Sewer System Revenue, 4.50%,
12/1/44  4,105 4,167
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/23  300 301
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  2,010 2,096
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  670 689
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  350 358
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/25  1,960 1,943
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/31  4,000 3,795
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  5,025 4,684
Univ. of Virginia, Series A, 5.00%, 4/1/38  1,895 2,024
Univ. of Virginia, Series B, 4.00%, 8/1/48  4,930 4,734
Univ. of Virginia, Series B, 5.00%, 4/1/46  5,000 5,284
Univ. of Virginia, Series B, 5.00%, 9/1/49  2,050 2,220
Virginia, Series A, GO, 5.00%, 6/1/38  5,345 6,128
Virginia College Building Auth., Series A, 3.00%, 1/15/34  910 823
Virginia College Building Auth., Series A, 3.00%, 1/15/35  930 816
Virginia College Building Auth., Series A, 3.00%, 1/15/38  965 785
Virginia College Building Auth., Series A, 4.00%, 9/1/35  5,105 5,280
Virginia College Building Auth., Series A, 4.00%, 9/1/44  4,685 4,559
Virginia College Building Auth., Series A, 4.00%, 9/1/52  6,570 6,196
Virginia College Building Auth., 21st Century College &
Equipment, 4.00%, 2/1/38  1,165 1,162
Virginia College Building Auth., Univ. of Richmond, 4.00%, 3/1/42  8,010 7,969

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/31  (9) 7,965 8,738
Virginia College Building Auth., Washington & Lee Univ., 5.75%,
1/1/34  10,620 13,283
Virginia Commonwealth Transportation Board, 4.00%, 5/15/30  7,310 7,388
Virginia Commonwealth Transportation Board, 4.00%, 5/15/31  2,445 2,471
Virginia Commonwealth Transportation Board, 4.00%, 5/15/32  6,860 6,931
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/34  1,000 1,039
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33  1,250 1,361
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/31  11,000 11,682
Virginia Commonwealth Transportation Board, Federal
Transportation, 4.00%, 9/15/33  2,985 3,143
Virginia Commonwealth Univ. Health System Auth., Series A,
5.00%, 7/1/34  5,000 5,321
Virginia Commonwealth Univ. Health System Auth., Series B,
4.00%, 7/1/35  1,500 1,515
Virginia Commonwealth Univ. Health System Auth., Series B,
5.00%, 7/1/34  2,795 2,974
Virginia Commonwealth Univ. Health System Auth., Series B,
5.00%, 7/1/46  6,500 6,618
Virginia HDA, Series E, 4.125%, 12/1/46  4,180 3,997
Virginia HDA, Series G, 4.90%, 11/1/42  500 516
Virginia HDA, Series G, 5.05%, 11/1/47  1,565 1,608
Virginia HDA, Series G, 5.25%, 11/1/57  4,885 5,057
Virginia HDA, Series K, 2.55%, 12/1/46  9,950 6,707
Virginia HDA, Rental Housing, Series B, 3.25%, 3/1/52  2,000 1,516
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43  7,710 7,715
Virginia Housing Dev. Auth., Series G, 5.375%, 11/1/64  4,535 4,734
Virginia Housing Dev. Auth., Series I, 2.55%, 11/1/50  3,610 2,326
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/30  2,135 2,177
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/33  1,920 1,956
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/34  2,035 2,070
Virginia Port Auth., Series B, 5.00%, 7/1/41  (1) 3,960 4,066
Virginia Port Auth., Series B, 5.00%, 7/1/45  (1) 12,000 12,262
Virginia Public Building Auth., Series 2019A, 4.00%, 8/1/39
(Prerefunded 8/1/29)  (6) 10 11
Virginia Public Building Auth., Series 2022A, 4.00%, 8/1/39  6,000 6,040
Virginia Public Building Auth., Series A, 4.00%, 8/1/36  5,000 5,139
Virginia Public Building Auth., Series B, 4.00%, 8/1/35  (1) 8,485 8,652
Virginia Public Building Auth., Series B, 4.00%, 8/1/36  (1) 8,830 8,914

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Public Building Auth., Unrefunded Balance, Series A,
4.00%, 8/1/39  1,420 1,435
Virginia Public Building Auth., Unrefunded Balance, Series A,
4.00%, 8/1/40  1,530 1,541
Virginia Public School Auth., Series A, 4.00%, 8/1/45  6,005 5,911
Virginia Resources Auth., Series A, 4.00%, 11/1/37  (1) 365 377
Virginia Resources Auth., Series A, 4.00%, 11/1/38  (1) 375 385
Virginia Resources Auth., Series A, 4.00%, 11/1/39  (1) 395 403
Virginia Resources Auth., Series A, 4.00%, 11/1/40  (1) 415 422
Virginia Resources Auth., Series A, 4.00%, 11/1/41  (1) 420 425
Virginia Resources Auth., Series A, 5.00%, 11/1/42 (Prerefunded
11/1/23)  (6) 1,680 1,701
Virginia Resources Auth., Series B, 4.00%, 11/1/40  1,335 1,342
Virginia Resources Auth., Series B, 4.75%, 11/1/52  1,000 1,047
Virginia Resources Auth., Series C, 4.00%, 11/1/37  570 578
Virginia Resources Auth., Clean Water Revolving Fund, 5.00%,
10/1/30  5,290 5,538
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/40  2,480 2,572
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/45  4,640 4,806
Virginia Resources Auth., Unrefunded Balance, Series B, 5.00%,
11/1/31  50 50
Virginia Small Business Fin. Auth., 4.00%, 7/1/31  (1) 2,500 2,482
Virginia Small Business Fin. Auth., 4.00%, 12/1/36  1,210 1,059
Virginia Small Business Fin. Auth., 4.00%, 1/1/38  (1) 11,125 10,389
Virginia Small Business Fin. Auth., 4.00%, 1/1/39  (1) 10,400 9,611
Virginia Small Business Fin. Auth., 4.00%, 1/1/41  (1) 1,360 1,203
Virginia Small Business Fin. Auth., 4.00%, 12/1/41  2,975 2,463
Virginia Small Business Fin. Auth., 4.00%, 1/1/48  (1) 10,230 8,545
Virginia Small Business Fin. Auth., 4.00%, 12/1/51  9,105 6,950
Virginia Small Business Fin. Auth., 5.00%, 12/31/41  (1) 3,470 3,549
Virginia Small Business Fin. Auth., 5.00%, 12/31/47  (1) 5,525 5,568
Virginia Small Business Fin. Auth., 5.00%, 12/31/57  (1) 2,500 2,500
Virginia Small Business Fin. Auth., Covanta Project, VRDN, 5.00%,
1/1/48 (Tender 7/1/38)  (1)(4) 1,700 1,579
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35  (1) 7,900 7,624
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40  (1) 1,000 913
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34  (1) 2,465 2,618
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/35  (1) 3,500 3,694
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36  (1) 2,750 2,865
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37  (1) 1,860 1,912

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38  (1) 2,760 2,829
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/36  2,270 2,151
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/37  1,250 1,165
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/51  8,000 6,688
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
12/31/52  (1) 6,000 6,026
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/36  10,470 10,557
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/37  12,750 12,707
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/38  12,340 12,211
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/39  3,000 2,945
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47  (1) 7,850 7,827
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49  (1) 2,740 2,724
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52  (1) 6,120 6,073
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56  (1) 21,965 21,751
West Falls CDA, Series A, 5.375%, 9/1/52  (4) 3,750 3,693
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 263
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/34  2,250 2,341
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/35  2,250 2,331
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/44  11,500 11,653
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/44 (Prerefunded 1/1/24)  (6) 10,455 10,607
1,031,207
Total Municipal Securities (Cost $1,322,380) 1,249,571
Total Investments in Securities
98.9% of Net Assets
(Cost $1,322,395) $ 1,249,579

T. ROWE PRICE Virginia Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(3) Non-income producing
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$22,834 and represents 1.8% of net assets.
(5) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(6) Prerefunded date is used in determining portfolio maturity.
(7) Insured by Assured Guaranty Municipal Corporation
(8) Escrowed to maturity
(9) Insured by National Public Finance Guarantee Corporation
CDA Community Development Administration/Authority
GO General Obligation
HDA Housing Development Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Virginia Tax-Free Bond Fund
February 28, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,322,395) $ 1,249,579
Interest receivable 14,033
Receivable for investment securities sold 1,113
Receivable for shares sold 447
Cash 9
Other assets 18
Total assets 1,265,199
Liabilities
Payable for shares redeemed 1,009
Investment management fees payable 380
Due to affiliates 36
Payable to directors 1
Other liabilities 732
Total liabilities 2,158
NET ASSETS $ 1,263,041
Net Assets Consist of:
Total distributable earnings (loss) $ (112,001)
Paid-in capital applicable to 115,518,992 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 1,375,042
NET ASSETS $ 1,263,041
NET ASSET VALUE PER SHARE
Investor Class
($674,646,767 / 61,707,147 shares outstanding) $ 10.93
I Class
($588,394,112 / 53,811,845 shares outstanding) $ 10.93

T. ROWE PRICE Virginia Tax-Free Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/23
Investment Income (Loss)
Interest income $ 45,331
Expenses
Investment management 5,339
Shareholder servicing
Investor Class $ 1,087
I Class 87 1,174
Prospectus and shareholder reports
Investor Class 28
I Class 4 32
Custody and accounting 209
Registration 50
Legal and audit 44
Directors 4
Miscellaneous 17
Total expenses 6,869
Net investment income 38,462
Realized and Unrealized Gain / Loss –
Net realized loss on securities (38,930)
Change in net unrealized gain / loss on securities (117,715)
Net realized and unrealized gain / loss (156,645)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (118,183)

T. ROWE PRICE Virginia Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/28/23 2/28/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 38,462 $ 37,809
Net realized gain (loss) (38,930) 4,595
Change in net unrealized gain / loss (117,715) (39,208)
Increase (decrease) in net assets from operations (118,183) 3,196
Distributions to shareholders
Net earnings
Investor Class (20,509) (29,647)
I Class (17,910) (9,272)
Decrease in net assets from distributions (38,419) (38,919)
Capital share transactions
*
Shares sold
Investor Class 384,537 251,111
I Class 226,732 331,463
Distributions reinvested
Investor Class 18,205 24,812
I Class 12,462 5,952
Shares redeemed
Investor Class (685,632) (504,124)
I Class (209,796) (42,198)
Increase (decrease) in net assets from capital share
transactions (253,492) 67,016

T. ROWE PRICE Virginia Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/28/23 2/28/22
Net Assets
Increase (decrease) during period (410,094) 31,293
Beginning of period 1,673,135 1,641,842
End of period $ 1,263,041 $ 1,673,135
*Share information (000s)
Shares sold
Investor Class 34,695 20,164
I Class 19,707 27,105
Distributions reinvested
Investor Class 1,643 1,993
I Class 1,125 479
Shares redeemed
Investor Class (61,045) (41,033)
I Class (18,954) (3,414)
Increase (decrease) in shares outstanding (22,829) 5,294

T. ROWE PRICE Virginia Tax-Free Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Virginia Tax-Free Bond Fund
(the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds. The fund has two classes of shares: the Virginia Tax-Free Bond Fund (Investor Class) and the Virginia Tax-Free Bond Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded

T. ROWE PRICE Virginia Tax-Free Bond Fund

as income tax expense. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,

T. ROWE PRICE Virginia Tax-Free Bond Fund

2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Virginia Tax-Free Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market

T. ROWE PRICE Virginia Tax-Free Bond Fund

participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,249,571 $ — $ 1,249,571
Common Stocks 8 — — 8
Total $ 8 $ 1,249,571 $ — $ 1,249,579

T. ROWE PRICE Virginia Tax-Free Bond Fund

will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $412,496,000 and $658,679,000, respectively, for the year ended
February 28, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of market discount at time of sale.

T. ROWE PRICE Virginia Tax-Free Bond Fund

The tax character of distributions paid for the periods presented was as follows:
At February 28, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At February 28, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the recognition
($000s)
February 28,
2023
February 28,
2022
Ordinary income (including short-term capital gains,
if any) $ 528 $ 56
Tax-exempt income 37,891 37,768
Long-term capital gain — 1,095
Total distributions $ 38,419 $ 38,919
($000s)
Cost of investments $ 1,321,998
Unrealized appreciation $ 7,394
Unrealized depreciation (79,813)
Net unrealized appreciation (depreciation) $ (72,419)
($000s)
Undistributed tax-exempt income $ 767
Net unrealized appreciation (depreciation) (72,419)
Loss carryforwards and deferrals (40,349)
Total distributable earnings (loss) $ (112,001)

T. ROWE PRICE Virginia Tax-Free Bond Fund

of market discount and premium amortization. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2023, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
I Class
Expense limitation/I Class Limit 0.05%
Expense limitation date 06/30/23
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Virginia Tax-Free Bond Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
February 28, 2023, expenses incurred pursuant to these service agreements were
$100,000 for Price Associates and $286,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28,
2023, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of
February 28, 2023.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Virginia Tax-Free Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc. and
Shareholders of T. Rowe Price Virginia Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Virginia Tax-Free Bond Fund (one of the
funds constituting T. Rowe Price State Tax-Free Funds, Inc., referred to hereafter as the
"Fund") as of February 28, 2023, the related statement of operations for the year ended
February 28, 2023, the statement of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2023 and the financial highlights for each of the five years in the period ended February 28, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Virginia Tax-Free Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
April 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Virginia Tax-Free Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$528,000 from short-term capital gains
$37,789,000 which qualified as exempt-interest dividends
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Virginia Tax-Free Bond Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[205]
Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Virginia Tax-Free Bond Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Virginia Tax-Free Bond Fund

OFFICERS
Name (Year of Birth)
Position Held with State Tax-Free Funds  Principal Occupation(s)
Austin Applegate (1974)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Colin T. Bando, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel of Pacific
Investment Management Company LLC (to 2017)
Daniel Chihorek (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Vice President, Municipal
Research Analyst, GW&K Investment Management
(to 2018)
Davis Collins, CFA (1989)
Vice President
Vice President, T. Rowe Price
Maria H. Condez (1962)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Sarah J. Engle (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Charles B. Hill, CFA (1961)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Thomas Dylan Jones, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.

T. ROWE PRICE Virginia Tax-Free Bond Fund

Name (Year of Birth)
Position Held with State Tax-Free Funds  Principal Occupation(s)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Matthew T. Larkin (1983)
Vice President
Assistant Vice President, T. Rowe Price
John Leard, CFA (1985)
Vice President
Employee, T. Rowe Price
James T. Lynch, CFA (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Konstantine B. Mallas (1963)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
James M. Murphy, CFA (1967)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Rachel Protzman (1988)
Vice President
Assistant Vice President, T. Rowe Price
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Chen Shao (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Douglas D. Spratley, CFA (1969)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Timothy G. Taylor, CFA (1975)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mitch Unger (1986)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Research Analyst,
NUVEEN, TIAA Investments (to 2018)
Blerina Uruci (1984)
Vice President
Vice President, T. Rowe Price; formerly, Senior U.S.
Economist, Barclays Capital (to 2022)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Virginia Tax-Free Bond Fund

Name (Year of Birth)
Position Held with State Tax-Free Funds  Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Kyeonta Williams (1992)
Vice President
Assistant Vice President, T. Rowe Price; formerly,
Institutional Salesman, Wells Fargo Securities (to
2021); Sales Assistant, Wells Fargo Securities (to
2018)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202304-2689349 F48-050 4/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$30,755	$30,187
Audit-Related Fees	-	-
Tax Fees	-	3,448
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,454,000 and $3,749,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 19, 2023